Segment information - Non-current Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	$ 8,804	$ 7,827
Germany
Disclosure of geographical areas [line items]
Non-current assets	8,792	7,793
United States
Disclosure of geographical areas [line items]
Non-current assets	2	2
Canada
Disclosure of geographical areas [line items]
Non-current assets	$ 10	$ 32